Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 314	$ 1,341	$ 3,067	$ 3,364
Cost of revenues [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	46	27
Sales and marketing [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	126	216
General and administrative [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 142	$ 1,098